UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, LP
           --------------------------------------------------
Address:   100 Wilshire Blvd., Suite 1830
           --------------------------------------------------
           Santa Monica, CA  90401
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:


       ------------------------   ------------------------------  ----------
             [Signature]                   [City, State]            [Date]

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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:             54
                                               -------------

Form 13F Information Table Value Total:          $71,850
                                               -------------
                                               (in thousands)


List of Other Included Managers:
1. Ivory Opportunity Advisors, LLC
2. Ivory Capital Advisors, LLC
3. FrontPoint Management, LLC
4.


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number               Name


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                                     Form 13F INFORMATION TABLE

       COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ---------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION  MANAGERS  SOLE     SHARED
ACTIVISION             COMMON      004930202    2,216        185,151      SOLE                185,151
AFC ENTERPRISES, INC   OTC EQ      00104Q107    2,980        185,150      SOLE                185,150
ASTORIA FINANCIAL CORP COMMON      046265104    2,288         74,060      SOLE                 74,060
BRIGHAM EXPLORATION CO.COMMON      109178103      510         75,000      SOLE                 75,000
CELESTICA, INC         COMMON      15101Q108    1,879        118,496      SOLE                118,496
CENDANT CORP           COMMON      151313103    2,768        148,120      SOLE                148,120
CONSECO, INC           COMMON      208464883    1,129         62,500      SOLE                 62,500
CSK AUTO CORP          COMMON      125965103    2,570        166,635      SOLE                166,635
EMCOR GROUP, INC       COMMON      29084Q100    1,576         37,030      S0LE                 37,030
FIDELITY NATIONAL
FINANCIAL              COMMON      316326107    4,452        148,120      SOLE                148,120
HAYES LEMMERZ INTERNAT
INC.                   OTC EQ      420781304    3,339        219,958      SOLE                219,958
HUDSON HIGHLAND GROUP  COMMON      443792106    2,769        143,899      SOLE                143,899
JACUZZI BRANDS, INC    COMMON      469865109    1,837        296,240      SOLE                296,240
JANUS CAPITAL GROUP,
INC.                   COMMON      47102X105    2,069        148,120      SOLE                148,120
METRO ONE
TELECOMMUNICATIONS     COMMON      59163F105    1,292        370,300      SOLE                370,300
MOORE WALLACE INC      COMMON      615857109    3,155        222,180      SOLE                222,180
NEW CENTURY FINANCIAL  COMMON      64352D101    1,419         50,000      SOLE                 50,000
NOKIA CORP (ADR)       ADR         654902204    1,190         76,282      SOLE                 76,282
NTL INC                COMMON      62940M104    2,399         51,842      SOLE                 51,842
OMNIVISION TECH        COMMON      682128103    1,563         37,030      SOLE                 37,030
OSI SYTEMS, INCE       COMMON      671040103    3,299        190,704      SOLE                190,704
PILGRIM'S PRIDE CORP   COMMON      721467108    1,852        148,120      SOLE                148,120
REDBACK NETWORKS CONV
SUB NOTE               CONV BOND   758209AB7     770       1,851,000      SOLE              1,851,000
REDBACK NETWORKS INC.  COMMON      757209101     276         444,360      SOLE                444,360
SYCAMORE NETWORK, INC. COMMON      871206108   1,814         370,300      SOLE                370,300
TLC VISION CORP        COMMON      872549100     251          39,991      SOLE                 39,991
ULTRA PETROLEUM CORP.  COMMON      903914109    1529         109,607      SOLE                109,607
ACTIVISION             COMMON      004930202     776          64,849     OTHER     3                    64,849
AFC ENTERPRISES, INC   OTC EQ      00104Q107    1044          64,850     OTHER     3                    64,850
ASTORIA FINANCIAL CORP COMMON      046265104     802          25,940     OTHER     3                    25,940
BRIGHAM EXPLORATION CO.COMMON      109178103     179          26,268     OTHER     3                    26,268
CELESTICA, INC         COMMON      15101Q108     658          41,504     OTHER     3                    41,504
CENDANT CORP           COMMON      151313103     970          51,880     OTHER     3                    51,880
CONSECO, INC           COMMON      208464883     395          21,890     OTHER     3                    21,890
CSK AUTO CORP          COMMON      125965103     900          58,365     OTHER     3                    58,365
EMCOR GROUP, INC       COMMON      29084Q100     552          12,970     OTHER     3                    12,970
FIDELITY NATIONAL
FINANCIAL              COMMON      316326107    1560          51,880     OTHER     3                    51,880
HAYES LEMMERZ INTERNAT
INC.                   OTC EQ      420781304    1169          77,042     OTHER     3                    77,042
HUDSON HIGHLAND GROUP  COMMON      443792106     970          50,401     OTHER     3                    50,401
JACUZZI BRANDS, INC    COMMON      469865109     643         103,760     OTHER     3                   103,760
JANUS CAPITAL GROUP,
INC.                   COMMON      47102X105     725          51,880     OTHER     3                    51,880
METRO ONE
TELECOMMUNICATIONS     COMMON      59163F105     453         129,700     OTHER     3                   129,700
MOORE WALLACE INC      COMMON      615857109   1,105          77,820     OTHER     3                    77,820
NEW CENTURY FINANCIAL  COMMON      64352D101     497          17,512     OTHER     3                    17,512
NOKIA CORP (ADR)       ADR         654902204     417          26,718     OTHER     3                    26,718
NTL INC                COMMON      62940M104     840          18,158     OTHER     3                    18,158
OMNIVISION TECH        COMMON      682128103     547          12,970     OTHER     3                    12,970
OSI SYTEMS, INCE       COMMON      671040103   1,156          66,796     OTHER     3                    66,796
PILGRIM'S PRIDE CORP   COMMON      721467108     649          51,880     OTHER     3                    51,880
REDBACK NETWORKS CONV
SUB NOTE               CONV BOND   757209AB7     270         649,000     OTHER     3                   649,000
REDBACK NETWORKS INC.  COMMON      757209101      96         155,640     OTHER     3                   155,640
SYCAMORE NETWORK, INC. COMMON      871206108     636         129,700     OTHER     3                   129,700
TLC VISION CORP        COMMON      872549100      88          14,009     OTHER     3                    14,009
ULTRA PETROLEUM CORP.  COMMON      903914109     536          38,393     OTHER     3                    38,393
 54 TOTAL DATA RECORDS                        71,850


NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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